STRUCTURED ENTITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	£ 494,988	£ 484,858
Asset-backed debt instruments held	24,330	24,491
Assets and liabilities held in consolidated collective investment vehicles	68,724	62,648
Assets and liabilities held in unconsolidated collective investment vehicles	38,177	26,028
Total Asset Value Of Unconsolidated Structured Entities	2,363,000	2,435,000
Cancara [Member]
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	3,735	5,122
Loans and advances to customers	3,670	5,012
Asset-backed debt instruments held	£ 65	£ 110